Trade Receivables (Schedule of trade receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
BARDA (see also Note 18a)	$ 1,085	$ 2,189
Other trade receivables	696	578
Less provision for impairment	(2)	0
Receivable from BARDA	694	578
Trade Receivables	$ 1,779	$ 2,767